Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Deferred consideration relating to the disposals, receivable within one year	$ 259	$ 255	$ 41
Deferred consideration relating to the disposals, receivable after one year	268	271	385
Contingent consideration receivable relating to disposals	237	131	292
Impairment losses	1,239	1,117	2,904
Reversal of impairment loss	238	3,042	1,258
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,138	1,022	2,484
Reversal of impairment loss	176	3,025	1,080
Upstream | Angola
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			761
Upstream | Greater Plutonio
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			371
Upstream | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			830
Reversal of impairment loss			945
Upstream | Andrew Area
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			328
Upstream | Eastern Trough Area Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss			473
Downstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	69	84	265
Reversal of impairment loss	62	17	178
Other businesses and corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 32	$ 11	$ 155